20. Provisions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	May 31, 2018
DisclosureOfProvisionsLineItems [Line Items]
Additional financial effect of claims	R$ 548,136	R$ 382,814
Estimated financial effect of claims, total	101,050	70,762
Customs Penalty	49,078	57,823
Tax On Services	22,927	21,222
Gol Linhas Aereas S.A. ("GLA") [Member]
DisclosureOfProvisionsLineItems [Line Items]
Goodwill	83,704	80,198
Additional financial effect of claims	65,679	48,596
Smiles S.A. ("Smiles") [Member]
DisclosureOfProvisionsLineItems [Line Items]
Estimated financial effect of claims			R$ 118,119
BSSF Air Holdings [Member]
DisclosureOfProvisionsLineItems [Line Items]
Goodwill	107,579	104,213
Civil Lawsuits [Member]
DisclosureOfProvisionsLineItems [Line Items]
Estimated financial effect of claims	36,320	30,945
Labor Lawsuits [Member]
DisclosureOfProvisionsLineItems [Line Items]
Estimated financial effect of claims	R$ 183,506	R$ 124,062